Financial risk management - Credit risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Concentration risk (in percent)	10.00%
Trade receivables	$ 42,061	$ 33,482
Biopharmaceutical and Academia Customers [Member] | UNITED STATES
Credit risk
Concentration risk (in percent)	44.00%	52.00%
Trade receivables	$ 31,640	$ 22,683